Summary of Significant Accounting Policies: Fair Value of Financial Instruments, Policy: Schedule of Fair Value Derivative Liabilities (Tables)	Dec. 31, 2022
Tables/Schedules
Schedule of Fair Value Derivative Liabilities
	December 31, 2022			December 31, 2021
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Total derivative liabilities	$-	$-	$116,508	$-	$-	$978,232